INCOME TAXES	12 Months Ended
Dec. 31, 2011
INCOME TAXES
15.	Income TAXES

Cayman Islands

China Sunergy Cayman is not subject to tax on income or capital gain according to the current laws of the Cayman Islands.

British Virgin Islands

China Sunergy BVI is not subject to tax on income or capital gain according to the current laws of the British Virgin Islands.

Hong Kong

Sunergy Hong Kong is subject to Hong Kong profit tax at a rate of 16.5% in 2009, 2010 and 2011. No Hong Kong profit tax has been provided as Sunergy Hong Kong has no assessable profit that was earned in or derived from Hong Kong in periods presented.

China Sunergy Trading (Hong Kong) Co., Limited was incorporated in May 2011 and is subject to Hong Kong profit tax at a rate of 16.5% in 2011.

PRC

Under the Law of the People's Republic of China on Enterprise Income Tax ("New EIT Law"), which was effective from January 1, 2008, both domestically-owned enterprises and foreign-invested enterprises are subject to a uniform tax rate of 25%.

Sunergy Nanjing, as a recognized High and New Technology Enterprise ("HNTE"), is entitled to a two-year exemption and three-year 50% reduction in EIT starting from 2006. Sunergy Nanjing renewed its certificate of HNTE in 2011, with a valid period from 2011 to 2013, and thus a 15% preferential tax rate is applied during the corresponding periods.

Sunergy Shanghai was established in November 2007 and its applicable EIT rate is 25%. Sunergy Shanghai did not have substantive operations and had incurred minimal non-operating related losses.

SST was acquired in November 2010, which obtained the certificate of HNTE in 2009, with a valid period from 2009 to 2011, and thus is eligible for a 15% preferential tax rate during the periods above.

NRE was acquired in November 2010 and its applicable EIT rate is 25%.

The Group has no uncertain tax positions as of December 31, 2010 and 2011 or unrecognized tax benefits which would favorably affect the effective income tax rate. The Group does not anticipate any significant increases or decreases to its liabilities for unrecognized tax benefits within the next 12 months.

According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of income taxes is due to computational errors made by the taxpayer. The statute of limitations will be extended to five years under special circumstances, which are not clearly defined, but an underpayment of income tax liability exceeding RMB100,000 is specifically listed as a special circumstance. In the case of a transfer pricing related adjustment, the statute of limitations is ten years.

The PRC is the primary tax jurisdiction in which the Company operates. As of December 31, 2011, the Company's PRC subsidiaries remain subject to tax examination by the PRC tax authorities for the tax years 2009 through 2011 on non-transfer pricing matters, and the tax years 2004 to 2011 on transfer pricing matters. There is no statute of limitations in the case of tax evasion.

The statute of limitations in Hong Kong is 6 years.

The provision for income taxes by tax jurisdictions for the years ended December 31, 2009, 2010 and 2011 is as follows:

	Years ended December 31,
	2009		2010		2011
	$		$		$

Income (loss) from operations before income tax:

PRC		(7,357,891)		61,183,507		(111,763,011)
Other jurisdictions		(3,814,165)		(3,882,090)		3,698,354
Total income (loss) before income tax		(11,172,056)		57,301,417		(108,064,657)

Current income tax expense:

PRC		-		(6,367,680)		(822,238)
Other jurisdictions		-		-		(2,866,755)
		-		(6,367,680)		(3,688,993)

Deferred income tax credit

PRC		902,709		800,518		17,460,955
Other jurisdictions		-		-		-
		902,709		800,518		17,460,955

Total income tax credit (expense)		902,709		(5,567,162)		13,771,962

A reconciliation between the effective income tax rate and the PRC statutory income tax rate is as follows:

	Years ended December 31,
	2009	2010	2011

PRC statutory enterprise income tax rate	25.0%	25.0%	25.0%
Different tax rates in other jurisdictions	(6.2)%	3.9%	1.2%
Other non-deductible expense for tax purposes	(0.9)%	0.2%	(0.1)%
Effect of tax holiday	(8.1)%	(14.2)%	(4.9)%
Effect of future tax rate change	(0.5)%	(5.1)%	(1.6)%
50% additional deduction of R&D expense	1.6%	(0.2)%	0.8%
Change in valuation allowance	(2.5)%	(0.3)%	(3.4)%
Others	-	0.4%	(0.9)%
	8.4%	9.7%	16.1%

Gross tax exemption	$870,675	$8,154,413	$5,255,781
Tax holiday per share-basic	$0.00	$0.03	$0.02
Tax holiday per share-diluted	$0.00	$0.03	$0.02

The principal components of the deferred tax assets are as follows:

	At December 31,
	2010	2011
	$	$
Deferred tax assets:
Depreciation of property, plant and equipment	915,440	824,738
Warranty costs	2,157,651	3,564,779
Inventory write-down	627,580	1,449,722
Allowance for doubtful account	2,419,259	4,726,729
Tax losses carried forward	516,368	17,277,185
Fixed assets impairment	206,263	113,017
Others	732,922	268,087

Gross total deferred tax assets	7,575,483	28,224,257
Valuation allowances	(516,368)	(4,209,947)
Net deferred tax assets	7,059,115	24,014,310

Analysis as:
Current	3,940,863	6,416,008
Non-current	3,118,252	17,598,302
Total deferred tax assets	7,059,115	24,014,310

	At December 31,
	2010	2011
	$	$
Deferred tax liabilities:
Derivative assets	(64,530)	(62,285)
Intangible assets	(2,273,023)	(1,769,508)
Total deferred tax liabilities	(2,337,553)	(1,831,793)

Analysis as:
Current	(654,026)	(786,358)
Non-current	(1,683,527)	(1,045,435)
Total deferred tax liabilities	(2,337,553)	(1,831,793)

The tax losses carry forwards arising from year 2011 of the Group are approximately $76.4 million, mainly for SST, NRE, Sunergy Nanjing and will expire in 2016.

The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible for tax purposes.

Based upon the projections for future taxable income over the periods in which the deferred tax assets are realizable, the Group believes it is more-likely-than-not that Sunergy Nanjing and SST will realize the benefits of those deductible differences, and as such, no valuation allowances as of December 31, 2011 have been provided. The amount of the deferred tax assets considered to be realizable, however, could be reduced in the near term if estimates of future taxable income during the tax loss carry forward periods are reduced.

Based on the current profit, projected future profitability, and other available evidence, the Group believes it is more-likely-than-not that NRE, Sunergy Hong Kong and Sunergy Shanghai will not realize the deferred tax assets resulted from the tax loss carried forward in the future periods.  Thus, appropriately $3.5 million valuation allowance was provided for NRE and a full valuation allowances are provided for the deferred tax assets of Sunergy Hong Kong and Sunergy Shanghai.

In accordance with the New EIT Law, dividends, which arise from profits of foreign invested enterprises (“FIEs”) earned after January 1, 2008, are subject to a 10% withholding income tax. Under applicable accounting principles, a deferred tax liability should be recorded for taxable temporary differences attributable to the excess of financial reporting basis over tax basis in a domestic subsidiary. However, recognition is not required in situations where the tax law provides a means by which the reported amount of that investment can be recovered tax-free and the enterprise expects that it will ultimately use that means. The Group plans to indefinitely reinvest the undistributed earnings of the Company's PRC subsidiaries. As of December 31, 2011, the Company's PRC subsidiaries have an accumulated deficit of $76.4 million. Upon distribution of any future earnings in the form of dividends or otherwise, the Company would be subject to the then applicable PRC tax laws and regulations.